Financial Instruments, Excluding Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Excluding Derivative Financial Instruments Disclosure [Abstract]
Long-term debt (excluding capital lease obligations), carrying values	$ 3,939	$ 3,617
Long-term debt (excluding capital lease obligations), fair values	$ 4,484	$ 4,154